INTANGIBLE ASSETS AND GOODWILL, NET, Key Assumptions Used for Calculation of Fair Value Less Selling Costs (Details)		Dec. 31, 2023	Dec. 31, 2022
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		6.80%
Discount rate		15.10%
Mibanco - Edyficar Peru [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		5.60%	5.60%
Discount rate		13.10%	14.30%
Prima AFP - AFP Union Vida [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		1.60%	1.60%
Discount rate		15.50%	16.10%
Mibanco Colombia [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		6.80%	6.00%
Discount rate		15.10%	16.80%
Credicorp Capital Colombia [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		4.60%	4.80%
Discount rate		14.90%	17.90%
Banco de Credito del Peru [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		4.60%	4.60%
Discount rate		12.40%	12.80%
Pacifico Seguros [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		4.60%	4.60%
Pacifico Seguros [Member] | Minimum [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Discount rate	[1]	11.80%	13.00%
Pacifico Seguros [Member] | Maximum [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Discount rate	[1]	13.90%	14.30%
Atlantic Security Holding Corporation [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		2.30%	2.30%
Discount rate		12.60%	15.20%
Tenpo SpA [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		0.00%	0.00%
Discount rate		25.00%	25.00%
Compania Incubadora de Soluciones Moviles S.A-Culqi [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		0.00%	0.00%
Discount rate		25.00%	25.00%
Wally POS S.A.C [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		0.00%
Discount rate		25.00%
Sami Shop S.A.C [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		0.00%
Discount rate		25.00%

[1]	As of December 31, 2023, and 2022, it corresponds to the discount rates used to determine the recoverable value of the cash flows that correspond to the general and life insurance business lines.